UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08560
                                                    -----------

                      GAMCO International Growth Fund, Inc.
                  -------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                  -------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  -------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                      GAMCO INTERNATIONAL GROWTH FUND, INC.

                              FIRST QUARTER REPORT
                                 MARCH 31, 2007

TO OUR SHAREHOLDERS,

      The GAMCO International Growth Fund (the "Fund") rose 2.65% during the first quarter of 2007, while the Morgan Stanley Capital International ("MSCI") Europe, Australasia and the Far East ("EAFE") Index and the Lipper International Multi-Cap Growth Fund Average gained 4.15% and 3.27%, respectively.

      Enclosed is the investment portfolio as of March 31, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)
                -------------------------------------------------

                                                                                                              Since
                                                                                                            Inception
                                                       Quarter    1 Year     3 Year     5 Year    10 Year   (6/30/95)
---------------------------------------------------------------------------------------------------------------------
  GAMCO INTERNATIONAL GROWTH FUND CLASS AAA (B) ......  2.65%     15.28%     15.99%     13.05%     8.63%    10.08%
  MSCI EAFE Index.....................................  4.15      20.69      20.31      16.13      8.67      8.51
  Lipper International Multi-Cap Growth Fund Average..  3.27      16.94      18.14      14.12      7.87      8.39
  Class A.............................................  2.70      15.28      16.01      13.30      8.78     10.21
                                                       (3.20)(c)   8.65(c)   13.74(c)   11.97(c)   8.14(c)   9.66(c)
  Class B.............................................  2.50      14.45      15.12      12.21      8.13      9.65
                                                       (2.50)(d)   9.45(d)   14.36(d)   11.96(d)   8.13(d)   9.65(d)
  Class C.............................................  2.49      14.42      15.22      12.04      8.04      9.57
                                                        1.49(e)   13.42(e)   15.22      12.04      8.04      9.57

THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.79%, 1.79%, 2.54%, AND 2.54%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
    INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON JULY 25, 2001, JANUARY 17, 2001, AND DECEMBER 17, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE MSCI EAFE INDEX IS AN UNMANAGED INDICATOR OF INTERNATIONAL STOCK MARKET PERFORMANCE, WHILE THE LIPPER INTERNATIONAL MULTI-CAP GROWTH FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) EFFECTIVE FEBRUARY 15, 2007, CLASS AAA SHARES ARE OFFERED ONLY TO INVESTORS WHO WERE SHAREHOLDERS IN ONE OR MORE OF THE REGISTERED FUNDS DISTRIBUTED BY GABELLI & COMPANY, INC. PRIOR TO FEBRUARY 15, 2007.
(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

GAMCO INTERNATIONAL GROWTH FUND, INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

             COMMON STOCKS -- 100.0%
             BROADCASTING -- 3.1%
     30,000  British Sky Broadcasting Group plc $   332,959
     65,000  Mediaset SpA......................     707,230
     15,000  Modern Times Group  MTG AB, Cl. B+     877,513
                                                -----------
                                                  1,917,702
                                                -----------
             BUILDING AND CONSTRUCTION -- 5.5%
     51,750  CRH plc, Dublin ..................   2,212,159
     16,000  Technip SA .......................   1,173,833
                                                -----------
                                                  3,385,992
                                                -----------
             BUSINESS SERVICES -- 3.4%
     30,000  Amano Corp. ......................     366,344
     18,000  Canon Inc. .......................     966,904
     17,000  Secom Co. Ltd. ...................     789,121
                                                -----------
                                                  2,122,369
                                                -----------
             COMPUTER SOFTWARE AND SERVICES -- 0.7%
     17,000  Square Enix Co. Ltd. .............     438,561
                                                -----------
             CONSUMER PRODUCTS -- 11.5%
     18,000  Altadis SA .......................   1,155,853
     34,000  Assa Abloy AB, Cl. B .............     781,492
     13,000  Christian Dior SA. ...............   1,580,304
     44,000  Compagnie Financiere
               Richemont SA, Cl. A ............   2,460,437
      4,100  Swatch Group AG...................   1,083,920
                                                -----------
                                                  7,062,006
                                                -----------
             DIVERSIFIED INDUSTRIAL -- 1.9%
     15,000  Bouygues SA.......................   1,159,179
                                                -----------
             ELECTRONICS -- 1.4%
      3,800  Keyence Corp......................     857,451
                                                -----------
             ENERGY AND UTILITIES -- 7.0%
     18,000  Imperial Oil Ltd..................     667,302
     10,500  Petroleo Brasileiro SA, ADR.......   1,044,855
     40,000  Saipem SpA........................   1,164,857
      8,000  Sasol Ltd.........................     266,924
     16,776  Total SA..........................   1,175,411
                                                -----------
                                                  4,319,349
                                                -----------
             ENTERTAINMENT -- 3.7%
    100,000  Publishing & Broadcasting Ltd.....   1,606,065
     17,000  Vivendi...........................     690,819
                                                -----------
                                                  2,296,884
                                                -----------
             FINANCIAL SERVICES: BANKS -- 11.2%
     55,006  Bank of Ireland...................   1,184,489
     40,000  Barclays plc......................     567,527
      4,000  Deutsche Bank AG..................     538,826
     35,000  Standard Chartered plc............   1,008,324
     65,000  The Shizuoka Bank Ltd.............     692,252
     24,000  UBS AG............................   1,425,997
     75,000  UniCredito Italiano SpA...........     713,842
     35,000  Westpac Banking Corp..............     746,193
                                                -----------
                                                  6,877,450
                                                -----------

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

             FINANCIAL SERVICES: BROKERAGE -- 0.8%
     34,000  Nikko Cordial Corp................ $   485,591
                                                -----------
             FINANCIAL SERVICES: INSURANCE -- 2.6%
      4,000  Allianz SE........................     821,331
     55,000  Aviva plc.........................     810,112
                                                 ----------
                                                  1,631,443
                                                -----------
             FOOD AND BEVERAGE -- 9.3%
     40,000  Ajinomoto Co. Inc.................     460,285
     29,000  ARIAKE JAPAN Co. Ltd..............     596,784
     65,000  Cadbury Schweppes plc.............     833,973
     15,000  Cermaq ASA........................     281,329
     20,000  Coca-Cola Hellenic Bottling Co. SA     841,582
     50,000  Diageo plc........................   1,012,948
    500,000  Marine Harvest+...................     587,335
      5,400  Pernod-Ricard SA..................   1,095,163
                                                -----------
                                                  5,709,399
                                                -----------
             HEALTH CARE -- 15.5%
     11,626  AstraZeneca plc, Stockholm........     625,188
      4,000  Cochlear Ltd......................     209,460
     28,140  GlaxoSmithKline plc...............     773,591
     24,000  Hisamitsu Pharmaceutical Co. Inc.      708,758
     23,000  Novartis AG.......................   1,319,261
      8,500  Roche Holding AG..................   1,503,930
      7,000  Sanofi-Aventis....................     608,744
     55,000  Smith & Nephew plc................     699,175
      3,000  Straumann Holding AG..............     860,388
      5,500  Synthes Inc.......................     678,928
     11,500  Takeda Pharmaceutical Co. Ltd.....     754,370
      9,500  William Demant Holding A/S+.......     843,082
                                                -----------
                                                  9,584,875
                                                -----------
             HOTELS AND GAMING -- 2.8%
     18,000  Greek Organization of Football
               Prognostics SA ..................    690,579
     16,000  InterContinental Hotels Group plc.     395,458
     77,647  Ladbrokes plc. ...................     615,009
                                                -----------
                                                  1,701,046
                                                -----------
             METALS AND MINING -- 8.5%
     29,000  Anglo American plc ...............   1,527,697
     65,500  Harmony Gold Mining Co. Ltd.+ ....     914,174
     12,000  Rio Tinto plc ....................     685,282
     40,666  Xstrata plc ......................   2,090,237
                                                -----------
                                                  5,217,390
                                                -----------
             REAL ESTATE -- 1.0%
     50,000  Cheung Kong (Holdings) Ltd. ......     632,879
      1,562  Prosperity REIT ..................         354
                                                -----------
                                                    633,233
                                                -----------
             RETAIL -- 6.8%
     12,500  Hennes & Mauritz AB, Cl. B .......     719,625
     26,000  Matsumotokiyoshi Co. Ltd .........     595,723
     20,000  Next plc .........................     885,137
     28,400  Seven & I Holdings Co. Ltd .......     865,207
     50,000  Woolworths Ltd ...................   1,099,973
                                                -----------
                                                  4,165,665
                                                -----------

               See accompanying notes to schedule of investments.

GAMCO INTERNATIONAL GROWTH FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

             COMMON STOCKS (CONTINUED)
             SPECIALTY CHEMICALS -- 2.9%
     13,000  Bayer AG ......................... $   830,789
    115,000  Tokai Carbon Co. Ltd .............     946,622
                                                -----------
                                                  1,777,411
                                                -----------
             TELECOMMUNICATIONS -- 0.4%
     15,000  Tele2 AB, Cl. B ..................     245,962
                                                -----------
             TOTAL COMMON STOCKS ..............  61,588,958
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $38,894,225) .............. $61,588,958
                                                ===========

------------------
             Aggregate book cost .............. $38,894,225
                                                ===========
             Gross unrealized appreciation .... $23,425,468
             Gross unrealized depreciation ....    (730,735)
                                                 ----------
             Net unrealized appreciation
               (depreciation) ................. $22,694,733
                                                ===========
------------------
 +    Non-income producing security.
 ADR  American Depository Receipt
 REIT Real Estate Investment Trust

                                         % OF
                                         MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------               ------      ------
Europe...........................         71.7%   $44,197,877
Japan............................         15.5      9,523,973
Asia/Pacific.....................          7.0      4,294,925
North America....................          2.2      1,346,230
South Africa.....................          1.9      1,181,098
Latin America....................          1.7      1,044,855
                                         -----    -----------
                                         100.0%   $61,588,958
                                         =====    ===========

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================
1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. TAX INFORMATION. At December 31, 2006, the Fund had net capital loss carryforwards for Federal income tax purposes of $5,278,666, which are available to reduce future required distributions of net capital gains to shareholders. $2,552,760 of the loss carryforward is available through 2010 and $2,725,906 is available through 2011.

                      GAMCO INTERNATIONAL GROWTH FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.



                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                      Werner J. Roeder, MD
CHAIRMAN AND CHIEF                         MEDICAL DIRECTOR
EXECUTIVE OFFICER                          LAWRENCE HOSPITAL
GAMCO INVESTORS, INC.

Anthony J. Colavita                        Anthonie C. van Ekris
ATTORNEY-AT-LAW                            CHAIRMAN
ANTHONY J. COLAVITA, P.C.                  BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.



                         OFFICERS AND PORTFOLIO MANAGER

Caesar Bryan                               Bruce N. Alpert
PORTFOLIO MANAGER                          PRESIDENT

James E. McKee                             Agnes Mullady
SECRETARY                                  TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.



                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company



                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB009Q107SR


                                                                           GAMCO




                                          GAMCO
                                          INTERNATIONAL
                                          GROWTH
                                          FUND,
                                          INC.









                                                            FIRST QUARTER REPORT
                                                                  MARCH 31, 2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO International Growth Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 22, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.